UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%(1)

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	112,107	$10,770,119

		$10,770,119

Banks — 3.9%
JPMorgan Chase & Co.	217,415	$14,355,913
PNC Financial Services Group, Inc. (The)	73,285	6,984,793

		$21,340,706

Beverages — 1.9%
Constellation Brands, Inc., Class A	74,738	$10,645,681

		$10,645,681

Biotechnology — 1.8%
Celgene Corp.(2)	83,617	$10,013,972

		$10,013,972

Capital Markets — 3.5%
Credit Suisse Group AG	413,161	$8,900,299
Credit Suisse Group AG(3)	130,907	2,819,994
Goldman Sachs Group, Inc. (The)	42,631	7,683,385

		$19,403,678

Chemicals — 0.6%
PPG Industries, Inc.	35,506	$3,508,703

		$3,508,703

Consumer Finance — 1.7%
Synchrony Financial(2)	301,723	$9,175,396

		$9,175,396

Diversified Telecommunication Services — 3.3%
CenturyLink, Inc.	215,640	$5,425,503
Verizon Communications, Inc.	154,497	7,140,851
Zayo Group Holdings, Inc.(2)	196,039	5,212,677

		$17,779,031

Electric Utilities — 1.8%
NextEra Energy, Inc.	92,050	$9,563,075

		$9,563,075

Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	725,698	$13,265,759

		$13,265,759

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	75,150	$5,241,713

		$5,241,713

Food & Staples Retailing — 1.9%
Kroger Co. (The)	252,477	$10,561,113

		$10,561,113

Security	Shares	Value
Food Products — 3.9%
General Mills, Inc.	191,707	$11,053,826
Mondelez International, Inc., Class A	223,723	10,031,739

		$21,085,565

Health Care Equipment & Supplies — 1.7%
Medtronic PLC	117,981	$9,075,099

		$9,075,099

Household Durables — 1.1%
Newell Rubbermaid, Inc.	137,301	$6,052,228

		$6,052,228

Industrial Conglomerates — 6.0%
Danaher Corp.	152,845	$14,196,244
General Electric Co.	590,924	18,407,282

		$32,603,526

Insurance — 3.7%
Aflac, Inc.	135,871	$8,138,673
American Financial Group, Inc.	58,388	4,208,607
XL Group PLC	203,548	7,975,011

		$20,322,291

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.(2)	25,954	$17,542,049

		$17,542,049

Internet Software & Services — 6.4%
Alphabet, Inc., Class C(2)	31,221	$23,692,992
Facebook, Inc., Class A(2)	108,533	11,359,064

		$35,052,056

IT Services — 3.2%
Visa, Inc., Class A	223,656	$17,344,523

		$17,344,523

Media — 4.1%
Live Nation Entertainment, Inc.(2)	264,176	$6,490,804
Walt Disney Co. (The)	153,067	16,084,281

		$22,575,085

Multi-Utilities — 1.6%
Sempra Energy	95,888	$9,014,431

		$9,014,431

Multiline Retail — 3.3%
Dollar General Corp.	174,869	$12,567,835
Target Corp.	72,382	5,255,657

		$17,823,492

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	88,941	$8,001,132
Devon Energy Corp.	154,318	4,938,176
EOG Resources, Inc.	50,857	3,600,167
Occidental Petroleum Corp.	104,903	7,092,492
Royal Dutch Shell PLC, Class B	234,605	5,346,864

		$28,978,831

Security	Shares	Value
Pharmaceuticals — 11.2%
Allergan PLC(2)	34,594	$10,810,625
Bristol-Myers Squibb Co.	114,615	7,884,366
Eli Lilly & Co.	95,833	8,074,888
Johnson & Johnson	151,791	15,591,971
Perrigo Co. PLC	74,834	10,828,480
Teva Pharmaceutical Industries, Ltd. ADR	127,801	8,388,858

		$61,579,188

Real Estate Investment Trusts (REITs) — 2.8%
Equity Residential	101,008	$8,241,243
Federal Realty Investment Trust	48,596	7,099,875

		$15,341,118

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	338,172	$11,650,025
NXP Semiconductors NV(2)	123,734	10,424,590

		$22,074,615

Software — 4.6%
Microsoft Corp.	134,854	$7,481,700
Oracle Corp.	324,423	11,851,172
Tableau Software, Inc., Class A(2)	64,460	6,073,421

		$25,406,293

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	213,982	$22,523,745

		$22,523,745

Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc., Class B	200,428	$12,526,750

		$12,526,750

Tobacco — 1.7%
Altria Group, Inc.	159,570	$9,288,570

		$9,288,570

Total Common Stocks (identified cost $478,521,777)		$547,478,401

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.37%(4)	$1,654	$1,654,298

Total Short-Term Investments (identified cost $1,654,298)		$1,654,298

Total Investments — 100.3% (identified cost $480,176,075)		$549,132,699

Covered Call Options Written — (0.3)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Aflac, Inc.	680	$67.50	1/15/16	$(2,040)
Allergan PLC	170	322.50	1/29/16	(59,500)
Alphabet, Inc., Class C	155	800.00	1/29/16	(200,725)
Altria Group, Inc.	795	60.00	1/8/16	(4,770)
Amazon.com, Inc.	125	692.50	1/22/16	(123,750)
Apple, Inc.	1,065	123.00	1/8/16	(1,597)
Bristol-Myers Squibb Co.	570	71.50	1/8/16	(4,845)
Celgene Corp.	415	118.00	1/29/16	(230,325)
CenturyLink, Inc.	1,075	30.00	1/15/16	(2,687)
Chevron Corp.	440	95.00	1/22/16	(29,920)
Constellation Brands, Inc., Class A	370	150.00	1/15/16	(24,050)
Corning, Inc.	3,625	19.00	1/15/16	(48,938)
Danaher Corp.	760	97.50	2/19/16	(55,100)
Devon Energy Corp.	770	35.00	1/29/16	(59,290)
Dollar General Corp.	870	71.50	1/8/16	(95,700)
Eli Lilly & Co.	475	88.00	1/8/16	(15,437)
EOG Resources, Inc.	250	77.50	1/22/16	(10,375)
Equity Residential	505	85.00	2/19/16	(47,975)
Facebook, Inc., Class A	540	111.00	1/8/16	(2,430)
General Electric Co.	2,950	31.00	1/8/16	(119,475)
General Mills, Inc.	955	60.00	1/15/16	(8,595)
Goldman Sachs Group, Inc. (The)	210	187.50	1/22/16	(30,135)
JPMorgan Chase & Co.	1,215	67.50	1/15/16	(54,068)
Kroger Co. (The)	1,260	42.50	1/15/16	(50,400)
Medtronic PLC	585	79.00	1/29/16	(32,760)
Microsoft Corp.	670	57.50	1/8/16	(3,685)
Mondelez International, Inc., Class A	1,115	47.00	1/15/16	(18,398)
NextEra Energy, Inc.	460	105.00	1/15/16	(40,250)
NIKE, Inc., Class B	1,000	69.50	1/29/16	(8,500)
NXP Semiconductors NV	615	100.00	1/8/16	(15,375)
Occidental Petroleum Corp.	520	73.00	1/29/16	(29,120)
Oracle Corp.	1,215	41.00	1/8/16	(3,037)
Perrigo Co. PLC	370	160.00	1/22/16	(46,250)
PNC Financial Services Group, Inc. (The)	615	100.00	2/19/16	(54,428)
PPG Industries, Inc.	175	105.00	2/19/16	(15,750)
Schlumberger, Ltd.	375	74.00	1/29/16	(27,375)
Sempra Energy	475	100.00	2/19/16	(24,938)
Synchrony Financial	1,215	33.00	1/8/16	(15,187)
Tableau Software, Inc., Class A	320	98.00	1/22/16	(53,600)
Teva Pharmaceutical Industries, Ltd. ADR	635	69.00	1/22/16	(12,700)
Verizon Communications, Inc.	770	48.00	1/29/16	(8,085)
Walt Disney Co. (The)	765	112.00	1/29/16	(34,808)
XL Group PLC	1,015	42.00	2/19/16	(21,315)

Total Covered Call Options Written (premiums received $2,463,216)				$(1,747,688)

Other Assets, Less Liabilities — 0.0%(5)				$298,221

Net Assets — 100.0%				$547,683,232

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at December 31, 2015 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2015 was $1,616.

(5)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended December 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	39,470	$3,382,526
Options written	116,480	8,536,177
Options terminated in closing purchase transactions	(68,100)	(5,204,951)
Options expired	(54,695)	(4,250,536)

Outstanding, end of period	33,155	$2,463,216

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,747,688.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$480,436,553

Gross unrealized appreciation	$85,754,616
Gross unrealized depreciation	(17,058,470)

Net unrealized appreciation	$68,696,146

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$76,519,604	$—		$—	$76,519,604
Consumer Staples	51,580,929	—		—	51,580,929
Energy	28,873,680	5,346,864		—	34,220,544
Financials	73,862,896	11,720,293		—	85,583,189
Health Care	80,668,259	—		—	80,668,259
Industrials	43,373,645	—		—	43,373,645
Information Technology	135,666,991	—		—	135,666,991
Materials	3,508,703	—		—	3,508,703
Telecommunication Services	17,779,031	—		—	17,779,031
Utilities	18,577,506	—		—	18,577,506
Total Common Stocks	$530,411,244	$17,067,157	*	$—	$547,478,401
Short-Term Investments	$—	$1,654,298		$—	$1,654,298
Total Investments	$530,411,244	$18,721,455		$—	$549,132,699

Liability Description
Covered Call Options Written	$(1,747,688)	$—		$—	$(1,747,688)
Total	$(1,747,688)	$—		$—	$(1,747,688)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016